CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED BALANCE SHEETS
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	9,800,000	9,800,000	9,800,000
Common stock, shares outstanding	9,800,000	9,800,000	6,000,000